Segments - Total Assets (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 220,850.0	$ 216,394.2	$ 203,572.8
Parent | Retirement Solutions | Retirement [Member]
Segment Reporting Information [Line Items]
Assets	90,230.1	86,504.3	76,076.8
Parent | Retirement Solutions | Annuities
Segment Reporting Information [Line Items]
Assets	27,172.9	27,718.6	29,969.5
Parent | Investment Management
Segment Reporting Information [Line Items]
Assets	418.2	498.5	507.6
Parent | Insurance Solutions | Individual Life [Member]
Segment Reporting Information [Line Items]
Assets	25,750.2	25,319.0	24,527.8
Parent | Insurance Solutions | Employee Benefits [Member]
Segment Reporting Information [Line Items]
Assets	2,584.2	2,657.0	2,586.6
Parent | Total Ongoing Businesses
Segment Reporting Information [Line Items]
Assets	146,155.6	142,697.4	133,668.3
Parent | Corporate
Segment Reporting Information [Line Items]
Assets	5,270.4	5,593.4	3,328.6
Parent | Closed Blocks
Segment Reporting Information [Line Items]
Assets	61,967.8	61,788.9	62,620.6
Parent | Closed Blocks | Closed Block Variable Annuity
Segment Reporting Information [Line Items]
Assets	49,001.4	49,157.6	47,564.3
Parent | Closed Blocks | Closed Block Institutional Spread Products
Segment Reporting Information [Line Items]
Assets	5,034.2	4,392.2	6,234.7
Parent | Closed Blocks | Closed Block Other
Segment Reporting Information [Line Items]
Assets	7,932.2	8,239.1	8,821.6
Parent | Total Segment
Segment Reporting Information [Line Items]
Assets	213,393.8	210,079.7	199,617.5
Noncontrolling Interest
Segment Reporting Information [Line Items]
Assets	$ 7,456.2	$ 6,314.5	$ 3,955.3